Financial performance (Tables)	12 Months Ended
Jun. 30, 2022
Financial performance [Abstract]
Segment Information
Segment information provided to the CODM:

Segment information	North America			Australia			Total
	2022	2021	2020	2022	2021	2020	2022	2021	2020
	$’000	$’000	$’000	$’000	$’000	$’000	$’000	$’000	$’000

Exploration expenditure - non core	(24)	(48)	(81)	-	-	-	(24)	(48)	(81)
Other income / (expenses)	(3,997)	-	138	(5,880)	-	-	(9,877)	-	138
Reportable segment profit / (loss)	(4,021)	(48)	57	(5,880)	-	-	(9,901)	(48)	57
Employee benefits and other expenses	(1,832)	(3,366)	(2,841)	(4,826)	(5,541)	(5,472)	(6,658)	(8,907)	(8,313)
Net financing income / (expense)	4	(2,880)	1	3,972	1,509	2,809	3,976	(1,371)	2,810
Net loss before income tax	(5,849)	(6,294)	(2,783)	(6,734)	(4,032)	(2,663)	(12,583)	(10,326)	(5,446)

Segment assets
Exploration assets	171,819	114,375	94,824	-	-	-	171,819	114,375	94,824
Other assets	8,931	18,019	9,764	128,488	65,996	29,230	137,419	84,015	38,994
Total assets	180,750	132,394	104,588	128,488	65,996	29,230	309,238	198,390	133,818
Segment liabilities
Payables	11,813	5,857	2,095	1,182	1,024	1,002	12,995	6,881	3,097
Provisions	480	215	189	241	160	82	721	375	271
Total current liabilities	12,293	6,072	2,284	1,423	1,184	1,084	13,716	7,256	3,368
Payables	126	-	404	-	79	-	126	79	404
Total non-current liabilities	126	-	404	-	79	-	126	79	404
Total liabilities	12,419	6,072	2,688	1,423	1,263	1,084	13,842	7,335	3,772
Net assets	168,331	126,322	101,900	127,065	64,733	28,146	295,396	191,055	130,046

Other Income
06/30/2022	06/30/2021	06/30/2020
$’000	$’000	$’000
2.2.	Other income

Write back of reclamation bonds	-	-	138
Total other income	-	-	138

Impairment
2.3.	Impairment write-off

Exploration expenditure written off	(24)	(48)	(81)
Total impairment	(24)	(48)	(81)

Other Expenses
2.4.	Other expenses

General and administrative expenses	4,133	1,805	1,874
Consulting and professional costs	5,504	967	1,224
Depreciation and amortisation	240	236	152
Total other expenses	9,877	3,008	3,250

Net Finance Costs
2.5.	Net finance costs

Interest income from external providers	85	39	721
Other revenue	68	58	-
Net foreign exchange gain	3,847	-	2,117
Finance income	4,000	97	2,838

Bank charges	(17)	(20)	(20)
Net foreign exchange loss	-	(1,436)	-
Lease interest	(7)	(12)	(8)
Finance costs	(24)	(1,468)	(28)
Net finance income / (costs)	3,976	(1,371)	2,810

Earnings per Share
2.6.	Earnings per share

	06/30/2022	06/30/2021	06/30/2020
	$’000	$’000	$’000

Earnings used in calculating earnings per share
Basic and diluted loss	(12,583)	(10,326)	(5,446)

Weighted average number of ordinary shares used as the denominator	Number	Number	Number

Issued ordinary shares - opening balance	1,896,676,204	1,680,202,466	1,474,983,509
Effect of shares issued	117,750,170	69,056,018	122,026,219

Weighted average number of ordinary shares	2,014,426,374	1,749,258,484	1,597,009,728

Weighted average number of ordinary shares (diluted)
Weighted average number of ordinary shares at 30 June for basic EPS	2,014,426,374	1,749,258,484	1,597,009,728
Effect of dilution from options and rights on issue	-	-	-
Weighted average number of ordinary shares adjusted for effect of dilution	2,014,426,374	1,749,258,484	1,597,009,728

	Cents	Cents	Cents
Basic loss per share attributable to the ordinary equity holders of the company	(0.62)	(0.59)	(0.34)
Diluted loss per share attributable to the ordinary equity holders of the company	(0.62)	(0.59)	(0.34)